DISCONTINUED OPERATIONS (Tables) - Discontinued operations - held-for-sale or disposed of	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS
Schedule of Net Income (Loss) from Discontinued Operations, Net of Tax

	Years Ended December 31,
	2017	2016	2015
Holt royalty obligation	$(44)	$(50)	$27
Batu Hijau contingent consideration	6	—	—
Batu Hijau operations	—	514	414
Loss on sale of Batu Hijau	—	(595)	—
Net income (loss) from discontinued operations	$(38)	$(131)	$441

PTNNT
DISCONTINUED OPERATIONS
Schedule of Net Income (Loss) from Discontinued Operations, Net of Tax

	Years Ended December 31,
	2016	2015
Sales	$1,668	$1,644

Costs and expenses:
Costs applicable to sales (1)	668	772
Depreciation and amortization	139	145
Reclamation and remediation	12	11
Advanced projects, research and development	2	7
General and administrative	10	6
Other expense (income), net	(1)	10
	830	951
Interest expense, net	(15)	(28)
Income (loss) before income and mining tax and other items	823	665
Income and mining tax benefit (expense)	(309)	(251)
Net income (loss) from discontinued operations	514	414
Loss on sale of Batu Hijau, net of tax	(595)	—
	(81)	414
Net loss (income) attributable to noncontrolling interests	(272)	(222)
Net income (loss) from discontinued operations attributable to Newmont stockholders	$(353)	$192

(1)	Excludes Depreciation and amortization and Reclamation and remediation.

Schedule of Cash Flows

	Years Ended December 31,
	2016	2015
Net cash provided by (used in) operating activities	$880	$569
Net cash provided by (used in) investing activities	(46)	(90)
Net cash provided by (used in) financing activities	(331)	(225)
Net cash provided by (used in) Batu Hijau discontinued operations	$503	$254